Finance income	12 Months Ended
Dec. 31, 2017
Finance Income
Finance income
23.	Finance income

This caption is made up as follows:

	2017	2016	2015
	S/(000)	S/(000)	S/(000)

Credit value adjust on cross currency swaps	3,307	552	—
Interest on term deposits, note 6(c)	1,342	2,154	2,587
Interests on accounts receivable	954	437	492
Dividends received	226	26	131
Other finance income	13	71	206

	5,842	3,240	3,416